Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below.

	2011	2010	2009
Payroll taxes	$1,098,110	$1,105,599	$1,096,793
Medical plans	1,676,494	1,544,670	1,494,166
401k match	290,665	318,518	306,042
Pension plan	907,455	864,871	890,692
Profit-sharing	—	2	282,904
Other	249,671	161,210	133,803

Total employee benefits	$4,222,395	$3,994,870	$4,204,400

The Company’s profit-sharing plan includes a matching 401k portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for Federal income tax purposes, for each of the years shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company also provides a noncontributory defined benefit pension plan for all full-time employees.

An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made a $1,243,000 contribution to the defined benefit plan through March 30, 2012, of which $310,000 relates to the 2010 plan year and $933,000 relates to the 2011 plan year. The minimum required contribution for the 2012 plan year is estimated to be $1,048,000. The Company has not determined whether it will make any contributions other than the minimum required funding contribution for 2012.

Obligations and Funded Status at December 31

	2011	2010

Change in projected benefit obligation:
Balance, January 1	$10,655,180	$9,400,952
Service cost	930,691	844,178
Interest cost	603,903	556,047
Actuarial loss	2,240,500	59,386
Benefits paid	(213,069)	(205,383)

Balance, December 31	14,217,205	10,655,180

Change in plan assets:
Fair value, January 1	9,296,645	7,993,695
Actual gain (loss) return on plan assets	(54,282)	954,332
Employer contribution	1,005,000	554,000
Benefits paid	(213,069)	(205,382)

Fair value, December 31	10,034,294	9,296,645

Funded status at end of year	$(4,182,911)	$(1,358,535)

Accumulated benefit obligation	$10,762,152	$8,172,291

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Service cost - benefits earned during the year	$930,691	$844,178	$850,940
Interest costs on projected benefit obligations	603,903	556,047	509,482
Expected return on plan assets	(705,767)	(613,982)	(539,283)
Amortization of prior service cost	78,628	78,628	78,628
Amortization of net gains	—	—	(9,075)

Net periodic pension expense	$907,455	$864,871	$890,692

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

	2011	2010

Prior service costs	$(678,812)	$(757,440)
Net accumulated actuarial net (loss) gain	(2,776,911)	223,639

Accumulated other comprehensive loss	(3,455,723)	(533,801)
Net periodic benefit cost in excess of cumulative employer contributions	(727,188)	(824,734)

Net amount recognized at December 31, balance sheet	$(4,182,911)	$(1,358,535)

Net loss (gain) arising during period	$3,000,549	$(280,964)
Prior service cost amortization	(78,628)	(78,628)
Amortization of net actuarial gain / (loss)	—	—

Total recognized in other comprehensive income	$2,921,921	$(359,592)

Total recognized in net periodic pension cost and other comprehensive income	$3,829,376	$505,279

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2012 is $78,628. During 2012, $92,378 is the estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2011, 2010 and 2009 and to determine pension expense for the year then ended are as follows:

	2011	2010	2009
Determination of Benefit obligation at year end:
Discount rate	4.75%	5.75%	6.00%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of Pension expense for year ended:
Discount rate for the service cost	5.75%	5.75%	6.00%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2011 pension expense was 7%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years the Company’s plan assets have experienced the following annual returns: 0.1% in 2011, 12.4% in 2010, 22.0% in 2009, (32.6)% in 2008, and 7.4% in 2007. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decline in the economy and a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1,320,000 expense in 2012 compared to $907,000 in 2011.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2011 and 2010 by asset category are as follows:

		Fair Value Measurements At December 31, 2011 Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$1,790,943	$1,790,943	$—	$—
Equity securities:
U.S. large-cap (a)	3,820,667	3,820,667	—	—
U.S. mid-cap (b)	502,246	502,246	—	—
U.S. small-cap (c)	595,027	595,027	—	—
International (d)	1,277,798	1,277,798	—	—
Real Estate (e)	203,000	203,000	—	—
Commodities (f)	198,253	198,253	—	—
Fixed income securities:
U.S. Gov’t Agency Obligations (g)	841,083	—	841,083	—
Corporate investment grade (g)	653,144	—	653,144	—
Corporate non-investment grade (g)	152,133	—	152,133	—

Total	$10,034,294	$8,387,934	$1,646,360	$—

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprised of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprised low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

		Fair Value Measurements At December 31, 2010 Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$1,123,265	$1,123,265	$—	$—
Equity securities:
U.S. large-cap (a)	3,364,627	3,364,627	—	—
U.S. mid-cap (b)	1,138,036	1,138,036	—	—
U.S. small-cap (c)	445,318	445,318	—	—
International (d)	1,276,752	1,276,752	—	—
Fixed income securities:
U.S. Govt Agency Obligations (e)	993,464	—	993,464	—
Corporate investment grade (e)	682,715	—	682,715	—
Corporate non-investment grade (e)	272,468	—	272,468	—

Total	$9,296,645	$7,347,998	$1,948,647	$—

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprised of actively managed mutual funds.
(d)	44% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
2012	$326,953
2013	335,437
2014	413,817
2015	429,802
2016	432,330
2017 to 2021	2,793,297